UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 500 5th Avenue
         44th Floor
         New York, NY  10110

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Vice President
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $1,634,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   130146  2473315 SH       SOLE                  2144600        0   328715
AON CORP                       COM              037389103   154310  3007985 SH       SOLE                  2541715        0   466270
CROSSTEX ENERGY L P            COM              22765U102     2207   121600 SH       SOLE                   121600        0        0
CROWN HOLDINGS INC             COM              228368106   241679  6225626 SH       SOLE                  5228989        0   996637
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   123599  1276983 SH       SOLE                  1078143        0   198840
LOCKHEED MARTIN CORP           COM              539830109   215403  2660280 SH       SOLE                  2238545        0   421735
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    72366  2466447 SH       SOLE                  2116652        0   349795
TEMPUR PEDIC INTL INC          COM              88023U101   313174  4617728 SH       SOLE                  3930898        0   686830
TIME WARNER CABLE INC          COM              88732J207   243215  3116549 SH       SOLE                  2636184        0   480365
US BANCORP DEL                 COM NEW          902973304   138551  5431231 SH       SOLE                  4601396        0   829835